REAL ESTATE INVESTMENTS - Dispositions (FY) (Details)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) ft²	Mar. 31, 2021 USD ($) ft²	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) ft²	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) ft²	Dec. 31, 2019 USD ($)	Oct. 28, 2020 USD ($)	Sep. 16, 2020 USD ($)	Aug. 27, 2020 USD ($)	Aug. 03, 2020 USD ($)
Real Estate [Line Items]
Rentable Square Feet | ft²	2,300,000			2,300,000		118,651
Contract Sale Price						$ 31,096,403
Gain (Loss) on Sale	$ 0		$ 0	$ 289,642	$ 0	$ 4,139,749	$ 0
Retail
Real Estate [Line Items]
Rentable Square Feet | ft²		42,896
Contract Sale Price		$ 13,714,188
Gain (Loss) on Sale		$ 289,642
Retail | Rite Aid
Real Estate [Line Items]
Rentable Square Feet | ft²						17,272
Contract Sale Price						$ 7,250,000					$ 7,250,000
Gain (Loss) on Sale						$ (422)
Retail | Walgreens Stockbridge
Real Estate [Line Items]
Rentable Square Feet | ft²						15,120
Contract Sale Price						$ 5,538,462				$ 5,538,462
Gain (Loss) on Sale						$ 1,306,768
Retail | Island Pacific Supermarket
Real Estate [Line Items]
Rentable Square Feet | ft²						13,963
Contract Sale Price						$ 3,155,000			$ 3,155,000
Gain (Loss) on Sale						$ 387,296
Retail | 24 Hour Fitness
Real Estate [Line Items]
Rentable Square Feet | ft²						45,000
Contract Sale Price						$ 9,052,941
Gain (Loss) on Sale						$ 1,484,271
Industrial | Dinan Cars
Real Estate [Line Items]
Rentable Square Feet | ft²						27,296
Contract Sale Price						$ 6,100,000		$ 6,100,000
Gain (Loss) on Sale						$ 961,836